Retirement And Other Benefit Plans (Schedule Of Reconciliation Of Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Retirement And Other Benefit Plans [Abstract]
Net benefit obligation at beginning of year	$ 83.2	$ 79.4
Service cost	0.1	0.1	0.2
Interest cost	3.8	3.9	4.0
Actuarial loss	13.4	4.8
Settlements		(1.8)
Gross benefits paid	(3.4)	(3.2)
Net benefit obligation at end of year	$ 97.1	$ 83.2	$ 79.4